Accumulated other comprehensive income (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Accumulated Other Comprehensive Income (Loss)

The cumulative balances included in accumulated other comprehensive income are:

	As of March 31,
	2011		2012		2012
	(In millions)
Net unrealized loss on available for sale securities	Rs.	(5,661.0)	Rs.	(7,414.9)	US$	(145.7)
Foreign currency translation reserve		(51.5)		202.1		4.0

Total	Rs.	(5,712.5)	Rs.	(7,212.8)	US$	(141.7)